COMMITMENTS & CONTINGENCIES (Details)	6 Months Ended	9 Months Ended
	Jun. 30, 2020 USD ($) item $ / shares shares	Sep. 30, 2020 USD ($) item $ / shares shares
COMMITMENTS & CONTINGENCIES
Period for filing of registration statement for a secondary offering of the Forward Purchase Shares and the Forward Purchase Warrants	30 days	30 days
Period to declare registration statement effective	60 days	60 days
Underwriting discount (in dollars per unit) | $ / shares	$ 0.20	$ 0.20
Payments of underwriting discount	$ 8,300,000	$ 8,300,000
Deferred underwriting commission (in dollars per unit) | $ / shares	$ 0.35	$ 0.35
Deferred underwriting commissions in connection with the initial public offering	$ 14,490,000	$ 14,490,000
Number of legal counsels from whom legal advisory services were obtained | item	2	2
Deferred legal fees	$ 900,000	$ 900,000
Over-allotment
COMMITMENTS & CONTINGENCIES
Period to exercise the over-allotment option	45 days	45 days
Additional units granted to underwriters to purchase | shares	5,400,000	5,400,000